Tax Liabilities - Summary of Expected Timing of Outflows (Detail) - BRL (R$) R$ in Thousands	7 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Jan. 01, 2018	May 31, 2017
Tax liability recognized [line items]
Beginning balance		R$ 565,289
Balance as of December 31, 2018	R$ 565,289	513,963
Current	169,505	151,686	R$ 169,505
Non-current	395,784	362,277	R$ 395,784
Installment Payment of Taxes - PRT [member]
Tax liability recognized [line items]
Beginning balance	159,611	123,467
IOF Inclusion - Sep / 17 - transferred from PERT		70,995
Addition of processes in the PRT		2,417
Additional tax liabilities included in the PRT		40,288
Tax loss carry forward not used to settle the tax liability under the program		87,826		R$ (370,116)
Payments	(42,310)	(68,984)
Accrued interest	6,166	28,338
Transfer to PERT - CSLL		(10,433)
Reversal of interest and fine		(232)
Balance as of December 31, 2018	R$ 123,467	273,682
Current		46,455
Non-current		R$ 227,227